Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet and Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in plan assets:
Market value of plan assets at beginning of year	$ 837,955
Market value of plan assets at end of year	1,027,831	$ 837,955
Qualified Retirement Plan
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	1,116,014	1,203,484
Service cost	25,864	28,555	$ 23,392
Interest cost	49,006	44,174	46,083
Plan amendments	0	0
Actuarial loss (gain)	192,416	(102,919)
Benefits paid	(53,723)	(57,280)
Benefit obligation at end of year (PBO/PBO/APBO)	1,329,577	1,116,014	1,203,484
Change in plan assets:
Market value of plan assets at beginning of year	790,614	871,665
Actual return on plan assets	186,102	(67,771)
Employer contributions	52,000	44,000
Benefits paid	(53,723)	(57,280)
Market value of plan assets at end of year	974,993	790,614	871,665
Funded status at year end	$ (354,584)	$ (325,400)
Weighted-average assumptions (benefit obligation):
Discount rate	3.50%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%
SERP
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 40,603	$ 45,727
Service cost	266	245	309
Interest cost	1,760	1,658	1,883
Plan amendments	0	0
Actuarial loss (gain)	7,974	(3,940)
Benefits paid	(3,206)	(3,087)
Benefit obligation at end of year (PBO/PBO/APBO)	47,397	40,603	45,727
Change in plan assets:
Market value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	3,206	3,087
Benefits paid	(3,206)	(3,087)
Market value of plan assets at end of year	0	0	0
Funded status at year end	$ (47,397)	$ (40,603)
Weighted-average assumptions (benefit obligation):
Discount rate	3.50%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%
PBOP
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 69,956	$ 75,322
Service cost	1,276	1,473	1,468
Interest cost	3,046	2,748	3,232
Plan amendments	1,878	0
Actuarial loss (gain)	3,156	(6,020)
Benefits paid	(3,201)	(3,567)
Benefit obligation at end of year (PBO/PBO/APBO)	76,111	69,956	75,322
Change in plan assets:
Market value of plan assets at beginning of year	47,341	54,608
Actual return on plan assets	9,757	(3,061)
Employer contributions	0	0
Benefits paid	(4,260)	(4,206)
Market value of plan assets at end of year	52,838	47,341	$ 54,608
Funded status at year end	$ (23,273)	$ (22,615)
Weighted-average assumptions (benefit obligation):
Discount rate	3.50%	4.50%